UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21756

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
  ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
  ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
  ------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                              ----------------

                     Date of reporting period: JULY 31, 2007
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                             STATED          MARKET
    VALUE                            DESCRIPTION                         COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------   --------------
    ASSET-BACKED SECURITIES - 80.9%

$       1,750,000  ABCLO Ltd
                      Series 2007-1A, Class D (a) (b) ...................   9.27%      04/15/21      $    1,395,625
          504,354  ACE Securities Corp., Home Equity Loan Trust
                      Series 2003-OP1, Class B (c) ......................   6.00%      12/25/33             102,104
        1,406,893  ACE Securities Corp., Home Equity Loan Trust
                      Series 2004-HE4, Class M11 (b) ....................   8.82%      12/25/34             908,515
        2,000,000  ACE Securities Corp., Home Equity Loan Trust
                      Series 2005-HE5, Class M10 (b) ....................   8.32%      08/25/35             320,000
        2,000,000  ACE Securities Corp., Home Equity Loan Trust
                      Series 2005-SL1, Class M7 (c) .....................   6.50%      06/25/35             273,689
        3,000,000  ACE Securities Corp., Home Equity Loan Trust
                      Series 2007-HE4, Class M8 (b) .....................   7.82%      05/25/37           2,250,000
        2,718,136  ACLC Business Loan Receivables Trust
                      Series 1999-1, Class A3 (a) .......................   7.39%      08/15/20           2,509,448
        2,499,845  ACLC Business Loan Receivables Trust
                      Series 1999-2, Class B (a) ........................   8.75%      01/15/21           2,513,464
        1,617,579  Aircraft Finance Trust
                      Series 1999-1A, Class A2 (a) (b) ..................   5.82%      05/15/24           1,570,063
          762,678  Atherton Franchisee Loan Funding
                      Series 1999-A, Class A2 (a) .......................   7.23%      04/15/12             776,075
        4,000,000  Bear Stearns Asset Backed Security Trust
                      Series 2007-HE3, Class M9 (b) .....................   7.57%      04/25/37           3,220,000
        2,000,000  Bear Stearns Second Lien Trust
                      Series 2007-1, Class 2B1 (b) ......................   8.32%      08/25/37           1,246,250
        2,878,000  Bear Stearns Second Lien Trust
                      Series 2007-1, Class 2M6 (b) ......................   8.32%      08/25/37           2,216,060
        3,000,000  BNC Mortgage Loan Trust
                      Series 2007-2, Class B1 (a) (b) ...................   7.82%      05/25/37           2,340,000
        1,766,000  BNC Mortgage Loan Trust
                      Series 2007-3, Class B2 (a) (b) ...................   7.82%      07/25/37           1,306,840
          362,696  Bombardier Capital Mortgage Securitization Corp.
                      Series 1999-B , Class A1B .........................   6.61%      09/15/10             224,836
          928,599  Bombardier Capital Mortgage Securitization Corp.
                      Series 1999-B, Class A3 ...........................   7.18%      12/15/15             608,053
        4,267,079  Conseco Finance Securitizations Corp
                      Series 2000-6, Class M1 ...........................   7.72%      09/01/31           1,593,084
        1,415,989  EMAC Owner Trust, LLC
                      Series 1998-1, Class A3 (a) .......................   6.63%      01/15/25           1,403,334
        1,411,793  EMAC Owner Trust, LLC
                      Series 2000-1, Class A1 (a) (b) ...................   6.22%      01/15/27           1,087,522
        1,808,501  EMAC Owner Trust, LLC
                      Series 2000-1, Class A2 (a) (b) ...................   6.22%      01/15/27           1,375,026
        4,905,000  Falcon Franchise Loan Trust
                      Series 2000-1, Class E (a) ........................   6.50%      04/05/16           4,139,261
        4,231,000  Falcon Franchise Loan Trust
                      Series 2003-1, Class E (a) ........................   6.00%      01/05/25           2,855,781
        5,000,000  FFCA Secured Lending Corp.
                      Series 1998-1, Class D1 (a) .......................   7.81%      10/18/25           4,627,747

             See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                             STATED          MARKET
    VALUE                            DESCRIPTION                         COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------   --------------
    ASSET-BACKED SECURITIES - (CONTINUED)

$       5,000,000  FFCA Secured Lending Corp
                      Series 1999-2, Class B1 (a) .......................   8.27%      05/18/26       $    2,756,546
        1,692,222  FMAC Loan Receivables Trust
                      Series 1997-B, Class A (a) ........................   6.85%      09/15/19           1,646,346
        6,200,000  FMAC Loan Receivables Trust
                      Series 1998-CA, Class A3 (a) ......................   6.99%      09/15/20           5,430,664
          422,243  Green Tree Financial Corp.
                      Series 1997-4, Class B1 ...........................   7.23%      02/15/29              85,710
        1,000,000  Green Tree Financial Corp.
                      Series 1998-4, Class M1 ...........................   6.83%      04/01/30             458,295
        5,000,000  Green Tree Financial Corp.
                      Series 1998-6, Class M1 ...........................   6.63%      06/01/30           3,000,000
        3,000,000  Green Tree Financial Corp.
                      Series 1998-8, Class M1 ...........................   6.98%      09/01/30           1,911,556
        7,413,623  Green Tree Financial Corp.
                      Series 1999-3, Class M1 ...........................   6.96%      02/01/31           1,989,508
       10,000,000  GreenPoint Manufactured Housing Contract Trust.
                      Series 1999-5, Class M2 ...........................   9.23%      12/15/29           5,566,074
        1,988,790  GSAMP Trust
                      Series 2004-AR2, Class B4 (a) (c) .................   5.00%      08/25/34           1,392,153
        3,700,000  Halyard Multi Asset CBO I, Ltd.
                      Series 1A, Class B (a) (b) ........................   6.76%      03/24/10           2,849,000
        3,000,000  Helios Series I, Multi Asset CBO I, Ltd.
                      Series 1A, Class B (a) (b) ........................   6.25%      12/13/36           2,520,000
        2,000,000  Home Equity Mortgage Trust
                      Series 2005-3, Class B2 (c) .......................   7.00%      11/25/35             800,000
        5,000,000  Home Equity Mortgage Trust
                      Series 2007-2, Class M3 (b) .......................   7.82%      06/25/37           3,250,000
        5,000,000  Independence lll CDO, Ltd.
                      Series 3A, Class C1 (a) (b) .......................   7.86%      10/03/37           2,850,000
        2,375,000  Indymac Residential Asset Backed Trust
                      Series 2005-B, Class M10 (b) ......................   8.82%      08/25/35           1,745,475
        2,810,069  Longhorn CDO Ltd.
                      Series 1, Class C (a) (b) .........................  11.60%      05/10/12           2,472,861
        5,349,096  Merit Securities Corp.
                      Series 13, Class B1 (c) (d) .......................   8.65%      12/28/33             359,406
        2,602,000  Merit Securities Corp.
                      Series 13, Class M2 (c) ...........................   8.65%      12/28/33           1,014,780
        2,500,000  Merrill Lynch Mortgage Investors Trust
                      Series 2006-SL1, Class B4 (a) (c) .................   7.50%      09/25/36             625,000
        4,500,000  North Street Referenced Linked Notes
                      Series 2000-1A, Class C (a) (b) ...................   7.11%      04/28/11           3,150,000
        7,000,000  North Street Referenced Linked Notes
                      Series 2000-1A, Class D1 (a) (b) ..................   7.96%      04/28/11           3,504,375
        8,000,000  Oakwood Mortgage Investors, Inc.
                      Series 2002-B, Class M1 ...........................   7.62%      06/15/32           3,396,953
        4,000,000  Park Place Securities, Inc.
                      Series 2004-WCW1, Class M8 (b) ....................   8.82%      09/25/34           3,115,592


Page 2              See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                             STATED          MARKET
    VALUE                            DESCRIPTION                         COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------   --------------
    ASSET-BACKED SECURITIES - (CONTINUED)

     $  3,000,000  Park Place Securities, Inc.
                      Series 2004-WCW2, Class M10 (b) ...................   8.07%      10/25/34   $       2,502,910
        3,000,000  Park Place Securities, Inc.
                      Series 2005-WHQ4, Class M10 (a) (b) ...............   7.82%      09/25/35           1,800,000
        2,000,000  Pebble Creek LCDO Ltd.
                      Series 2007-2A, Class E (a) (b) ...................   8.61%      06/22/14           1,537,980
        2,656,636  Pegasus Aviation Lease Securitization III
                      Series 2001-1A, Class A3 (a) (b) ..................   6.00%      03/10/14           2,259,801
        3,500,000  Rosedale CLO Ltd.
                      Series I-A, Class II (a) ..........................   0.00%      07/24/21           2,625,000
        1,000,000  Signature 5 Ltd.
                      Series 5A, Class C (a) ............................  12.56%      10/27/12             980,000
        6,000,000  Soundview Home Equity Loan Trust
                      Series 2005-A, Class B2 (a) (b) ...................   8.32%      04/25/35             229,222
        1,634,000  Soundview Home Equity Loan Trust
                      Series 2007-OPT3, Class M10 (a) (b) ...............   7.82%      08/25/37           1,338,093
        2,651,000  Structured Asset Investment Loan Trust
                      Series 2004-8, Class B2 (c) .......................   5.00%      09/25/34           2,294,311
        3,000,000  Structured Asset Securities Corp.
                      Series 2007-BC3, Class B1 (a) (b) .................   7.82%      05/25/47           2,402,811
        2,000,000  Structured Asset Securities Corp.
                      Series 2007-OSI, Class M10 (b) ....................   7.82%      06/25/37           1,644,375
        5,000,000  Summit CBO I, Ltd.
                      Series 1A, Class B (a) (b) ........................   6.38%      05/23/11           1,003,125
       10,000,000  UCFC Manufactured Housing Contract
                      Series 1998-3, Class M1 ...........................   6.51%      01/15/30           4,200,000
        3,947,000  Wells Fargo Home Equity Trust
                      Series 2007-2, Class B2 (a) (b) ...................   7.82%      04/25/37           2,850,472
        5,000,000  Wilbraham CBO Ltd.
                      Series 1A, Class A2 (a) (b) .......................   6.05%      07/13/12           4,500,000
                                                                                                     --------------

                   TOTAL ASSET-BACKED SECURITIES..................................................      128,921,171
                                                                                                     --------------
                   (Cost $140,205,934)

    COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%

        1,930,000  Adjustable Rate Mortgage Trust
                      Series 2005-10, Class 5M5 (b) .....................   7.52%      01/25/36           1,351,000
        3,985,835  Countrywide Alternative Loan Trust
                      Series 2005-56, Class B4 (a) (b) ..................   6.57%      11/25/35           2,560,899
        3,137,516  Countrywide Alternative Loan Trust
                      Series 2006-OA2, Class B2 (b) .....................   7.57%      05/20/46           1,955,065
        2,437,856  Credit Suisse Mortgage Capital
                      Series 2006-1, Class DB5 (b) ......................   5.74%      02/25/36           1,346,503
        2,349,491  Credit Suisse Mortgage Capital
                      Series 2006-2, Class DB5 (b) ......................   5.87%      03/25/36           1,369,619
        1,099,080  CS First Boston Mortgage Securities
                      Series 2005-11, Class DB6 (b) .....................   6.19%      12/25/35             629,815


            See Notes to Quarterly Portfolio of Investments.            Page  3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                             STATED          MARKET
    VALUE                            DESCRIPTION                         COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------   --------------
    COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)

$       3,690,000  Deutsche Securities ALT-A Securities, Inc.
                      Mortgage Loan Trust
                      Series 2007-OA4, Class M10 (b) ....................   8.32%      08/25/47      $    2,854,178
        4,596,668  HarborView Mortgage Loan Trust
                      Series 2005-9, Class B10 (b) ......................   7.07%      06/20/35           4,003,410
                                                                                                     --------------

                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS......................................       16,070,489
                                                                                                     --------------
                   (Cost $17,102,706)

    COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5%

        1,171,422  Banc of America Commercial Mortgage Inc.
                      Series 2000-1, Class M (d) ........................   6.00%      11/15/31             969,505
        2,000,000  Banc of America Large Loan, Inc.
                      Series 2005-MIB1, Class L (a) (b) .................   8.32%      03/15/22           1,948,037
        2,878,166  Banc of America Structured Securities Trust
                      Series 2002-X1, Class O (a) .......................   7.00%      10/11/33           2,510,645
        2,878,166  Banc of America Structured Securities Trust
                      Series 2002-X1, Class P (a) .......................   7.00%      10/11/33           2,160,449
        1,776,400  Bear Stearns Commercial Mortgage Securities
                      Series 2000-WF1, Class K ..........................   6.50%      02/15/32           1,096,769
       14,938,142  FannieMae-ACES
                      Series 1998-M7, Class N, IO (b) (e) (f)............   0.74%      05/25/36             305,978
          700,000  GE Capital Commercial Mortgage Corp.
                      Series 2000-1, Class G (a) ........................   6.13%      01/15/33             633,754
        1,000,000  GMAC Commercial Mortgage Securities, Inc.
                      Series 1999-C3, Class G (a) .......................   6.97%      08/15/36             934,470
      111,642,092  Government National Mortgage Association
                      Series 2003-47, Class XA, IO (b) (f) ..............   0.56%      06/16/43           6,834,785
       26,237,543  Government National Mortgage Association
                      Series 2003-59, Class XA,  IO (b) (f) .............   1.69%      06/16/34           2,293,833
        7,000,000  GS Mortgage Securities Corp. II
                      Series 1998-C1, Class H (a) .......................   6.00%      10/18/30           3,282,674
        3,025,000  LB-UBS Commercial Mortgage Trust
                      Series 2001-C7, Class Q (d) .......................   5.87%      11/15/33           2,280,158
        2,084,042  LB-UBS Commercial Mortgage Trust
                      Series 2001-C7, Class S (a) .......................   5.87%      11/15/33           1,000,541
          968,400  Morgan Stanley Capital I Inc.
                      Series 1999-WF1, Class M (d) ......................   5.91%      11/15/31             636,582
        2,787,919  Morgan Stanley Capital I Inc.
                      Series 2003-IQ5, Class O (a) ......................   5.24%      04/15/38           1,091,925
                                                                                                     --------------

                   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES....................................       27,980,105
                                                                                                     --------------
                   (Cost $29,692,131)

    CORPORATE BONDS AND NOTES - 17.7%

        3,500,000  Americast Technologies (a)............................  11.00%      12/01/14           3,465,000
        1,000,000  Broadview Networks Holdings, Inc. (a).................  11.38%      09/01/12           1,015,000
        1,500,000  Broadview Networks Holdings, Inc. (a).................  11.38%      09/01/12           1,522,500
        2,000,000  Coleman Cable Inc.....................................   9.88%      10/01/12           2,090,000
        3,500,000  Dayton Superior Corp..................................  13.00%      06/15/09           3,508,750
        2,500,000  Interdent Service Corp. ..............................  10.75%      12/15/11           2,312,500

 Page  4            See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                             STATED          MARKET
    VALUE                            DESCRIPTION                         COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------   --------------
CORPORATE BONDS AND NOTES - (CONTINUED)

$       2,000,000  International Coal Group Inc. ........................  10.25%      07/15/14      $    1,750,000
        1,500,000  Lexington Precision Corp. Units (g)...................  12.00%      08/01/09           1,200,000
        3,000,000  MSX International UK, MXS International
                      Business Service FR/MXS International
                      GmBH (a) ..........................................   2.50%      04/01/12           2,985,000
        3,341,000  Rafealla Apparel Group, Inc...........................  11.25%      06/15/11           3,224,065
        2,000,000  Sheridan Group, Inc. .................................  10.25%      08/15/11           2,030,000
        3,500,000  The Restaurant Company................................  10.00%      10/01/13           3,062,500
                                                                                                     --------------

                   TOTAL CORPORATE BONDS AND NOTES ...............................................       28,165,315
                                                                                                     --------------
                   (Cost $29,243,315)

    STRUCTURED NOTES - 1.3%

        1,225,000  Bacchus Ltd.
                      Series 2006-1I, Subordinated Note (a) .............    N/A       01/20/19             992,250
        2,000,000  InCaps Funding II Ltd./InCaps Funding II Corp.
                      Subordinated Note (a) .............................    N/A       01/15/34           1,020,000
                                                                                                     --------------
                   TOTAL STRUCTURED NOTES.........................................................        2,012,250
                                                                                                     --------------
                   (Cost $2,050,281)

                                                                                                       MARKET
    SHARES                            DESCRIPTION                                                      VALUE
------------       ----------------------------------------------------------------------------     --------------
C
PREFERRED SECURITIES - 8.4%

   1,450,000       Ajax Ltd., Series 2A (a) (b)................................................             754,000
   2,000,000       Ajax Ltd., Series 2X (a) (b)................................................           1,040,000
   3,750,000       Preferred Term Securities XXV, Ltd. (a).....................................           3,698,438
   4,000,000       Pro Rata Funding Ltd., Inc. (a) (b).........................................           3,200,000
   2,000,000       Soloso CDO Ltd., Series 2005-1 (a) (b)......................................           1,712,500
   3,000,000       White Marlin CDO Ltd., Series AI (a)........................................           3,000,000
                                                                                                     --------------
                   TOTAL PREFERRED SECURITIES..................................................          13,404,938
                                                                                                     --------------
                   (Cost $13,891,474)

                   TOTAL INVESTMENTS - 135.9%..................................................         216,554,268
                   (Cost $232,185,841) (h)

                   LOAN OUTSTANDING - (45.2)%..................................................         (72,000,000)
                   NET OTHER ASSETS AND LIABILITIES - 9.3%.....................................          14,793,024
                                                                                                     --------------
                   NET ASSETS - 100.0%.........................................................      $  159,347,292
                                                                                                     ==============

-------------------------------------------
          (a)  Securities   sold  within  the  terms  of  a  private   placement
               memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, these securities have been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's sub-advisor. At July 31, 2007, these securities amounted to $119,788,299 or 75.2% of net assets.
          (b) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2007.
          (c) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2007.

          (d) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C - Restricted Securities).
          (e)  ACES - Alternative  Credit  Enhancement  Securities
          (f)  IO - Interest only
          (g)  The issuer is in default. Income is not being accrued.
          (h) Aggregate cost for federal income tax and financial reporting purposes.
          N/A  Not applicable

Page 6           See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

FIRST TRUST STRATEGIC HIGH INCOME FUNDJULY 31, 2007 (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund (the "Fund") is determined daily as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets of the Fund with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of July 31, 2007, the Fund held no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the Securities Act, normally to qualified institutional buyers. As of July 31, 2007, the Fund held restricted securities as shown in the table on the following page that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                                                         CARRYING
                                                                           VALUE                         07/31/07
                                          ACQUISITION      PRINCIPAL     PER SHARE         CURRENT        MARKET       % OF
SECURITY                                    DATE             VALUE       07/31/07        CARRYING COST    VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial
  Mortgage Inc.,
  Series 2000-1, Class M,
  6.00%, 11/15/31                          08/02/05     $   1,171,422        $82.76       $    937,130  $   969,505        0.61%
LB-UBS Commercial Mortgage Trust
  Series 2001-C7, Class Q,
  5.87%, 11/15/33                          09/19/05         3,025,000         75.38          2,435,514    2,280,158        1.43
Merit Securities Corp.
  Series 13, Class B1,
  8.65%,12/28/33                           02/20/07         5,349,096          6.72            351,578      359,406        0.23
Morgan Stanley Capital I Inc.,
  Series 1999-WF1, Class M,
  5.91%, 11/15/31                          08/03/05           968,400         65.74            620,312      636,582        0.40
                                                        -------------                     ------------ ------------
                                                        $  10,513,918                     $  4,344,534 $  4,245,651        2.67%
                                                        =============                     ============ ============

2. UNREALIZED APPRECIATION (DEPRECIATION)

As of July 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,340,882, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,972,455.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.